SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB 6.8755, representing the middle rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Use of estimates
b.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. On an on-going basis, the Group evaluates its estimates, including those related to the useful lives of long-lived assets including property and equipment, stock-based compensation, impairment of goodwill and other intangible assets, income taxes, provision for doubtful accounts and contingencies. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, when these carrying values are not readily available from other sources. Actual results may differ from these estimates.

Basis of consolidation
c.	Basis of consolidation

All significant inter-company transactions and balances have been eliminated upon consolidation. Non-controlling interests represent the equity interests in the Company’s subsidiaries and VIEs that are not attributable, either directly or indirectly, to the Company.

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs.

Cash and cash equivalents
d.	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when initially purchased.

Restricted cash
e.	Restricted cash

Restricted cash relates to special deposit accounts required by the Education Commission for the purpose of preventing abusive use of tuition and fees of educational and training institutions, and cash frozen by a court order during an ongoing legal proceeding. Please refer to Note 19 for detail.

Short term investments
f.	Short term investments

Short term investments consist of held-to-maturity investments and available-for-sale investments.

The Group’s held-to-maturity investments consist of financial products purchased from banks. The Group’s short-term held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

Investments classified as available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are reported net of tax in accumulated other comprehensive income until realized.

The Group reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment. OTTI is recognized as a loss in the income statement.

Accounts receivable
g.	Accounts receivable
  Accounts receivable mainly represent the amounts due from the customers or students of the Company’s various subsidiaries and VIEs.

Allowance for doubtful accounts
h.	Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Doubtful accounts balances are written off and deducted from allowance, when receivable are deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote.

Land use rights
i.	Land use rights
  Land use rights are recorded at cost less accumulated amortization. Amortization is provided on straight-line basis over the useful life of land use right.

Property and equipment
j.	Property and equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Business combinations
k.	Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability, it is subsequently remeasured at fair value at each reporting date with changes in fair value reflected in earnings.

Business combinations occurred during the year ended December 31, 2017 are disclosed in Note 22. There was no business combination occurred during the year ended December 31, 2018.

Intangible assets
l.	Intangible assets

Intangible assets represent brand, software, trade name, student population, corporative agreement, customer relationship, favorable lease, and non-compete agreement. The software was initially recorded at historic acquisition costs or cost directly incurred to develop the software during the application development stage that can provide future benefits, and amortized on a straight-line basis over estimated useful lives.

Other finite lived intangible assets are initially recorded at fair value when acquired in a business combination, in which the finite intangible assets are amortized on a straight-line basis except student populations and customer relationships which are amortized using an accelerated method to reflect the expected departure rate over the remaining useful life of the asset. The Group reviews identifiable amortizable intangible assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Determination of recoverability is based on the lowest level of identifiable estimated undiscounted cash flows resulting from use of the asset and its eventual disposition. Measurement of any impairment loss is based on the excess of the carrying value of the asset over its fair value. The intangible assets have original estimated useful lives as follows (See Note 10):

Software	2 years to 10 years
Student populations	1.8 years to 15 years
Cooperative agreements	1.3 years to 10 years
Favorable leases	0.8 years to 20 years
Trade names	Indefinite
Brand	Indefinite

The Group has determined that trade names and brand have the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the respective trade names and brand. Consequently, the carrying amounts of trade names and brand are not amortized but are tested for impairment annually in the fourth quarter or more frequently if events or circumstances indicate that the assets may be impaired. Such impairment test consists of a comparison of the fair values of the trade names with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trade names and brand exceed their fair values.

The Group performed impairment testing of indefinite-lived intangible assets in accordance with ASC 350, which requires an entity to evaluate events and circumstances that may affect the significant inputs used to determine the fair value of the indefinite-lived intangible assets when performing qualitative assessment. When these events occur, the Group estimates the fair value of these trade names with the Relief from Royalty method (“RFR”), which is one of the income approaches. RFR method is generally applied for assets that frequently licensed in exchange for royalty payments. As the owner of the asset is relieved from paying such royalties to a third party for using the asset, economic benefit is reflected by notional royalty savings. An impairment loss is recognized for any excess in the carrying value over the fair value of trade names.

Segments
m.	Segments

The Group evaluates a reporting unit by first identifying its operating segments, and then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meets the definition of a business, the Group evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Group determines if the segments are economically similar and, if so, the operating segments are aggregated. The Group has three reportable segments in 2016, and four reportable segments in 2017 and 2018. For further details, see Note 20.

Goodwill
n.	Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination or an acquisition by an entity that are not individually identified and separately recognized. Goodwill acquired in a business combination is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired. The Group performed impairment analysis on goodwill as of September 30 every year either beginning with a qualitative assessment, or starting with the quantitative assessment instead. The quantitative goodwill impairment test compares the fair values of each reporting unit to its carrying amount, including goodwill. A reporting unit constitutes a business for which discrete profit and loss financial information is available. The fair value of each reporting unit is established using a combination of expected present value of future cash flows. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

Determining when to test for impairment, the Group’s reporting units, the fair value of a reporting unit and the fair value of assets and liabilities within a reporting unit, requires judgment and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions and determination of appropriate market comparable. The Group bases fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain.

Significant changes in the economic characteristics of components or reorganization of an entity’s reporting structure can sometimes result in a re-assessment of the affected operating segment and its components to determine whether reporting units need to be redefined where the components are no longer economically similar.

Future changes in the judgments and estimates underlying the Group’s analysis of goodwill for possible impairment, including expected future cash flows and discount rate, could result in a significantly different estimate of the fair value of the reporting units and could result in additional impairment of goodwill.

Impairment of long-lived assets
o.	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Extinguishment of Liabilities
p.	Extinguishments of liabilities

The Group derecognizes a liability only if it has been extinguished. A liability has been extinguished if either the Group pays the creditor and is relieved of its obligation for the liability, or the Group is legally released from the liability judicially or by the creditor. In 2018, the Group derecognized liabilities with long aging over certain years and no claim of debts have been received by the
Group, and liability which creditor has ceased to exist legally. Please see Note 24 for detail.

Revenue recognition
q.	Revenue recognition

The Group has adopted ASC 606 Revenue from Contracts with Customers using the modified retrospective transition method from January 1, 2018. The Group’s revenue is generated from delivering educational programs and services and intellectualized operational services.

The core principle of ASC 606 is that an entity recognizes revenue when control of the promised goods or services is transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that principal, the Group applies the following steps:
Step 1: Identify the contract(s) with a customer;
Step 2: Identify the performance obligations in the contract;
Step 3: Determine the transaction price;
Step 4: Allocate the transaction price to the performance obligations in the contract;
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Group has four operating segments, including Tutoring, K-12 Schools, Career Enhancement and Others. Tutoring and K-12 schools provide tutoring services and K-12 educational programs to pre-school children, primary and secondary students in China. Bay State College in Career Enhancement offers career-focused post-secondary educational services to undergraduate students in U.S. The rest of Career Enhancement provide vocational education services to partner colleges’ students, or to provide boarding and accommodation services to colleges or corporate customers, or to provide short term outward bound and in-house training services to corporate clients. Segment Others provides intellectualized operational services to corporate clients, colleges and universities.

For customers including pre-school children, primary and secondary students and undergraduate students, usually there are no written formal contracts between the Group and the students according to business practice. Records with students’ name, grade, tuition and fee collected are signed or confirmed by students. Academic requirements and each party’s rights are communicated with students through enrollment brochures or daily teaching and academic activities. For customers including colleges and corporate clients, there are written formal contracts with these customers which include charge rate, contract amounts, each party’s rights and obligations and payment terms.

For customers including pre-school children, primary and secondary students and undergraduate students, the Group’s performance obligations are to provide acknowledged academic education from kindergarten till grade twelve to school-aged students within academic years, post-secondary education with Associates and Bachelor’s programs and extracurricular tutoring services within agreed-upon periods. For customers including colleges and corporate clients, the Group’s performance obligations are to provide customized vocational educational services to college students within academic years; or to provide boarding and accommodation services to customers for agreed-upon periods; or to provide short term outward bound and in-house training services to corporate clients within agreed-upon periods; or to provide intellectualized operational services and warranty of agreed period of time.

For customers including pre-school children, primary and secondary students and undergraduate students, transaction price of each customer is tuition and fee received normally up front. For customers including colleges and corporate clients, transaction price of each customer is service fee in the contract, net of value added tax, and would be received either up front or within payment terms depending on customers’ situation. Circumstances like other variable consideration, significant financing component, noncash consideration, consideration payable to a customer did not exist.

For customers including pre-school children, primary and secondary students, undergraduate students, colleges and corporate clients, the Group identified one performance obligation. The transaction prices are allocated to the one performance obligation. For operating segment Others with corporate or college customers, the Group identified two distinct performance obligations, which is to provide intellectualized operational services and warranty, since customers obtain different benefits from the two services separately and these two services are usually quoted to customers with stand-alone prices, which are determined by cost of services plus certain amount of profit. The transaction price from the contract is allocated according to stand-alone selling prices of each obligation.

For customers including pre-school children, primary and secondary students and undergraduate students, the Group satisfy performance obligations to students over time, and recognize revenue according to tutoring hours or school days consumed in each month of a semester. For operating segment Career Enhancement with college and corporate clients, the Group satisfy performance obligations to customers over time, and recognize revenue according to the number of months within the academic year, or training days consumed in each month, or boarding service days within each month. For segment Others with college and corporate client, the Group satisfy intellectualized operational service performance obligations to customers over time, use the cost-based input method to depict its performance in transferring control of services promised to the clients. Such input measure is determined by the proportional relation of the contract costs incurred to date relative to the estimated total contract costs at completion. For performance obligation of warranty, the change of control would be transferred to the customer over time. The Group recognize revenue using a straight line method within the whole warranty period.

Disaggregation of revenues

The following table illustrates the disaggregation of revenue by operating segments for the year of 2016, 2017 and 2018:

(RMB in thousands)	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Others	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues in 2016	47,985	222,592	270,577	141,439	-	412,016
Net Revenues in 2017	55,371	232,433	287,804	144,950	11,170	443,924
Net Revenues in 2018	46,820	277,790	324,610	200,524	6,374	531,508

Contract Balances

The transferred control of promised services to customers result in the Group’s unconditional rights and conditional consideration receivable on passage of time. Accordingly as of December 31, 2017 and 2018, the Group has no other contract assets except for Accounts Receivable, in RMB 24,511 and RMB 18,132, respectively. Please refer to Note 6 for detail.

As of December 31, 2018, the Group’s Deferred Revenue represented its contract liabilities, which represent the Group has received consideration but has not transferred the related services to customers. RMB 109,484 and RMB 114,396 have been recognized as revenue from Deferred Revenue at the beginning of the years ended December 31, 2017 and 2018, respectively. The remaining unsatisfied performance obligations as of December 31, 2017 and 2018 were RMB 119,581 and RMB 125,414, respectively.

Following are the deferred revenue balances by segments as of December 31, 2017 and 2018.

	As of December 31,
	2017	2018
	RMB	RMB

Career Enhancement	21,496	24,333
K-12	77,394	87,027
Tutoring	15,506	12,890
Total	114,396	124,250

Cost of revenues
r.	Cost of revenues

Cost of revenues for educational programs and services primarily consist of teaching fees and performance-linked bonuses paid to the teachers, rental payments for the schools and learning centers, depreciation and amortization of property, equipment and land use rights used in the provision of educational services, costs of educational materials.

Cost of revenues for intellectualized operational services primarily include cost of hardware, devices, materials and application services which were procured and integrated, subcontract cost to other service providers and labor cost of engineers and IT development and operational personnel.

Leases
s.	Leases

Operating lease

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Minimum lease payments, including scheduled rent increases, made under operating leases are charged to the consolidated statements of operations and other comprehensive income (loss) on a straight-line basis over the lease term. Contingent rentals are excluded from minimum lease payments, and are recognized as expense when the achievement of the specified target is considered probable.

Capital lease

When the lease term is equal to 75 percent or more of the estimated economic life of the leased property, the lease is classified as a capital lease, where the lessee assumes substantially all the benefits and risks of ownership. The depreciation is calculated on a straight-line basis over the lease term.

In a capital lease, assets and liabilities are recorded at the amount of the lesser of (a) the fair value of the leased asset at the inception of the lease or (b) the present value of the minimum lease payments (excluding executing costs) over the lease term. Recorded assets are depreciated over the lease terms. During the lease term, each minimum lease payment is allocated between a reduction of the obligation and interest expense to produce a constant periodic rate of interest on the remaining balance of the obligation.

Research and development
t.	Research and development

Research and development expenses comprise of (a) payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platforms and courseware, and (b) outsourced development costs. Except for costs related to internal use software and website development costs, the Group expenses all other research and development costs when incurred for the years presented.

For internal use software, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing software. Direct costs incurred to develop the software during the application development stage that can provide future benefits are capitalized.

Capitalized internal use software and website development costs are included in intangible assets.

Advertising costs

u.	Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were RMB 1,857, RMB 2,701 and RMB 8,450 for the years ended December 31, 2016, 2017 and 2018, respectively, and have been included as part of selling and marketing expenses.

Foreign currency translation and transactions

v.	Foreign currency translation and transactions

The Group uses RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, Hong Kong, the British Virgin Islands and United States is the US$; the functional currency of the Company’s subsidiary in Taiwan is the TWD; while the functional currency of the other entities in the Group is the RMB. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ and TWD as their functional currency, has been translated into RMB. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for each quarter. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the statement of shareholders’ equity and comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gain/loss, net on the consolidated statement of operations.

Foreign currency risk

w.	Foreign currency risk

The RMB is regulated by the PRC government and is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of PRC, controls the conversion of RMB into foreign currencies. Limitations on foreign exchange transactions imposed by the PRC government could cause future exchange rates to vary significantly from current or historical exchange rates. Further, the value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC Foreign Exchange Trading System market.

Fair value of financial instruments

x.	Fair value of financial instruments

Financial instruments include cash and cash equivalents, short term investments, available for sale and short term investments, held to maturity, accounts receivable, accounts payable, borrowings, amounts due from and due to related parties, and loan receivable, current. The carrying values of the financial instruments approximate their fair values due to their short-term maturities.

Net income (loss) per share

y.	Net income (loss) per share

Basic earnings per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method) and the ordinary shares issuable upon the vest of restricted shares. Ordinary equivalent shares are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. Ordinary equivalent shares are also excluded from the calculation in loss periods, as their effects would be anti-dilutive.

Income taxes
z.	Income taxes

Income taxes are provided for in accordance with the laws of the relevant taxing authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. All the deferred tax liabilities and assets have been classified as noncurrent in the consolidated balance sheets.

Deferred tax liabilities and assets are classified as noncurrent and presented with a netted off amount in the consolidated balance sheets as of December 31, 2017 and 2018, respectively.

Uncertain tax positions
aa.	Uncertain tax positions

The Group adopted the guidance on accounting for uncertainty in income taxes, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Group believes that certain positions might be challenged despite its belief that its tax return positions are in accordance with applicable tax laws. The Group adjusts these reserves in light of changing facts and circumstances, such as the closing of a tax audit, new tax legislation, or the change of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made. The provision for income taxes includes the effect of reserve provisions and changes to reserves that are considered appropriate, as well as the related net interest and penalties where applicable.

Comprehensive income
bb.	Comprehensive income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of unrealized gain or loss on short term investments, available for sale and foreign currency translation adjustments.

Share-based compensation
cc.	Share-based compensation

The Group grants share options/restricted stock to its employees and directors. The Group measures the cost of employee services received at the grant-date using the fair value of the equity instrument issued net of an estimated forfeiture rate, and therefore only recognizes compensation costs for those shares expected to vest over the service period of the award. The Group records stock-based compensation expense on a straight-line basis over the requisite service period, generally ranging from one year to four years.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Loss contingencies
dd.	Loss contingencies

An estimated loss contingency is accrued and charged to the consolidated statements of operations and other comprehensive income (loss) if both of the following conditions are met: (1) Information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements. It is implicit in this condition that it must be probable that one or more future events will occur confirming the fact of the loss; (2) The amount of loss can be reasonably estimated.

The Group reviews its contingent issues on a timely basis to identify whether the above conditions are met.

Recently issued accounting standards
ee.	Recently issued accounting standards

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard creates Topic 842, Leases, in the FASB Accounting Standards Codification (FASB ASC) and supersedes FASB ASC 840, Leases. ASU 2016-02 requires a lessee to recognize the assets and liabilities that arise from leases (operating and finance). However, for leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. For public business entities, the amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases. The amendments in this update affect narrow aspects of ASU No. 2016-02. In July 2018, the FASB issued 2018-11, Leases (Topic 842): Targeted Improvements. This update introduces a new and optional transition method to adopt the new lease standard. The Company has completed its assessment of the impact that adopting this new accounting guidance will have on its consolidated financial statements and disclosures. Based on its evaluation of ASU No. 2016-02, the Company expects the recognition of lease assets and lease liabilities for operating leases on its statements of financial position as of January 1 and December 31, 2019 after adoption using the modified retrospective method. The Company expects no material impact on its results of operations or cash flows in the periods after adoption and comparative periods presented in the financial statements.

In February 2018, the FASB issued guidance to address the income tax accounting treatment of the tax effects within other comprehensive income due to the enactment of the Tax Cuts and Jobs Act (the “Tax Act”). This guidance allows entities to elect to reclassify the tax effects of the change in the income tax rates from other comprehensive income to retained earnings. The guidance is effective for periods beginning after December 15, 2018 although early adoption is permitted. In March 2018, the FASB issued ASU No. 2018-05, Income Tax (Topic 740) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118. This update adds SEC paragraphs pursuant to the SEC Staff Accounting Bulletin No. 118, which expresses the view of the staff regarding application of Topic 740, Income Taxes, in the reporting period that includes December 22, 2017 - the date on which the Tax Act was signed into law. The Company has completed the assessment of the adoption of this guidance on its consolidated financial statements, and monitored future guidance with respect to the Transition Tax Provisions under the Tax Act, and true up the estimate as appropriate within one year measurement period. No later adjustment was noticed.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820)-Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 removes the amounts and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the valuation processes for Level 3 fair value measurements; modifies certain disclosure requirements in Topic 820; and require additional disclosures such as the range and weighted average of significant unobservable inputs used to develop Level 3 measurements etc. ASU No. 2018-13 is effective for the Company beginning in the first quarter of fiscal year 2020. The Company does not expect the adoption of ASU No. 2018-13 will have a significant effect on its consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s consolidated results of operations or financial position.